CAPITAL LEASE	12 Months Ended
Dec. 31, 2018
CAPITAL LEASE
CAPITAL LEASE

25. CAPITAL LEASE

During 2017, the Company sold certain machinery ("leased assets") to third party financing companies (the "purchaser-lessor") and simultaneously entered into contracts to lease back the leased assets from the purchaser-lessor for periods ranging from two to four years. Pursuant to the terms of the contracts, the Company is required to pay to the purchaser-lessor quarterly lease payments over the terms of the lease and has the option to re-purchase the machinery for a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately $6.5million, which is being deferred and amortized into expense over the remaining useful lives of the leased assets.

In March 2017, the Company entered into a two-year finance leasing contract with a third-party lessor to lease equipment with carrying amount of $23.0 million. Pursuant to the terms of the contract, the Company is required to pay to the lessor quarterly lease payment over the lease term and has the option to re-purchase these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease.

As of December 31, 2017 and 2018, the net value of the leased assets are:

	At December 31,	At December 31,
	2017	2018
	$	$
Machinery and equipment	131,624	121,938
Accumulated depreciation	(46,727)	(40,455)
Machinery and equipment, net	84,897	81,483

The Company also leases machinery from third parties in the PRC under non-cancellable capital leases. As of December 31, 2018, future minimum lease payments for assets under capital leases to be paid over the remaining terms of up to four years were as follows:

Year Ending December 31:	$
2019	40,945
2020	23,483
2021	11,842
2022 and thereafter	556
Total minimum lease payments	76,826
Less: amount representing interest	5,024
Present value of net minimum lease payments	71,802
Current portion	37,549
Non-current portion	34,253

The current portion of the present value of net minimum lease payments is recorded in other payables, while the non-current portion is recorded in other non-current liabilities.